Risk Management and Derivative and Other Financial Instruments - Schedule of Open Embedded Derivative Positions (Detail) - 2016 [Member] - Fixed price swap contracts [Member]	12 Months Ended
Dec. 31, 2015 $ / bbl bbl
Oil Hybrid Contracts [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls) | bbl	27,080
Weighted-average fixed price	46.51
Initial net investment price	62.16
Total contract swap price	108.67
NGL Hybrid Contracts [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls) | bbl	83,101
Weighted-average fixed price	15.84
Initial net investment price	25.98
Total contract swap price	41.82